Intangible assets - Narrative (Details) - USD ($)		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities		$ 1,721,000	$ 2,946,000	$ 2,008,000
Impairment of intangible assets		226,000	0	$ 216,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		695,000	2,893,000
ZYNLONTA
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	14 years
Amortisation, intangible assets other than goodwill		75,000	50,000
License To Acquire An Antibody, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			1,050,000
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			600,000
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			300,000
License To Use Technology To Research, Develop And Manufacture And Commercialize Products | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		400,000
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA (2) | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			250,000
License, Phase 1, To Use Technology To Research, Develop and Manufacture And Commercialize Products | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			$ 293,000
Dosing Of Specific Number Of Patients | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		500,000
Successful Completion Of In-Vivo Efficacy Studies | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		$ 195,000